PRINCIPAL ACCOUNTING POLICIES - Options fair value assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation disclosures
Risk-free interest rate, minimum (as a percent)	0.21%	1.40%	2.52%
Risk-free interest rate, maximum (as a percent)	1.32%	2.44%	3.09%
Expected life (years)		5 years	5 years
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Volatility, minimum (as a percent)	40.00%	42.00%	42.00%
Volatility, maximum (as a percent)	43.00%	43.00%	44.00%
The weighted average fair value of options at grant date per share	$ 125.38	$ 155.76	$ 150.38
Minimum
Share-based compensation disclosures
Expected life (years)	4 years
The weighted average fair value of options at grant date per share	$ 64.97	90.96	88.51
Maximum
Share-based compensation disclosures
Expected life (years)	5 years
The weighted average fair value of options at grant date per share	$ 255.91	$ 259.03	$ 350.71